Closed Block - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Closed Block (Textual) [Abstract]
Policyholder dividend obligation	$ 32	$ 28	$ 21